Consolidated Statements of Changes in Equity - SEK (kr) kr in Thousands	Share Capital	Additional Paid-in Capital.	Translation Reserve	Retained Earnings Including Net Loss for the Year	Total	Non-Controlling Interests	Total
Opening balance equity attributable to equity holders of the Parent Company at Dec. 31, 2020	kr 1,998	kr 2,133,179	kr (6,090)	kr (918,596)	kr 1,210,491	kr 45,809	kr 1,256,300
Loss for the year				(500,293)	(500,293)	(9,244)	(509,537)
Other comprehensive income/(loss) for the year			(20,889)	1,993	(18,896)	778	(18,118)
Total comprehensive loss for the year			(20,889)	(498,300)	(519,189)	(8,466)	(527,655)
Transactions with owners:
New share issue	96	323,904			324,000		324,000
Costs attributable to new share issue		(20,909)			(20,909)		(20,909)
Contribution from non-controlling interests						2,282	2,282
Share-based payments		23,567			23,567		23,567
Purchase of non-controlling interests				(9,678)	(9,678)	(39,625)	(49,303)
Total transactions with owners	96	326,562		(9,678)	316,979	kr (37,343)	279,636
Closing balance equity attributable to equity holders of the Parent Company at Dec. 31, 2021	2,094	2,459,741	(26,979)	(1,426,574)	1,008,281		1,008,281
Loss for the year				(412,268)	(412,268)		(412,268)
Other comprehensive income/(loss) for the year			36,286	2,763	39,050		39,050
Total comprehensive loss for the year			36,286	(409,505)	(373,218)		(373,218)
Transactions with owners:
Share-based payments		36,080			36,080		36,080
Issuance of treasury shares	236				236		236
Repurchase of treasury shares				(236)	(236)		(236)
Exercise of warrants	53	95,070		(2)	95,121		95,121
Total transactions with owners	290	131,150		(238)	131,201		131,201
Closing balance equity attributable to equity holders of the Parent Company at Dec. 31, 2022	2,383	2,590,890	9,307	(1,836,317)	766,264		766,264
Loss for the year				(466,185)	(466,185)		(466,185)
Other comprehensive income/(loss) for the year			(14,538)	(3,071)	(17,609)		(17,609)
Total comprehensive loss for the year			(14,538)	(469,256)	(483,794)		(483,794)
Transactions with owners:
Share-based payments		52,337			52,337		52,337
Total transactions with owners		52,337			52,337		52,337
Closing balance equity attributable to equity holders of the Parent Company at Dec. 31, 2023	kr 2,383	kr 2,643,226	kr (5,231)	kr (2,305,573)	kr 334,807		kr 334,806